CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest

The schedule below discloses the effects of changes in the Company’s ownership interest in MCP on the Company’s equity:

Net income attributable to Melco Crown Entertainment Limited	$637,463
Transfers from noncontrolling interests:
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 2,846,595,000 common shares of MCP	401
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	227,134

Changes from net income attributable to Melco Crown Entertainment Limited shareholders and transfers from noncontrolling interests	$864,998